Accrued Liabilities And Other Payables	12 Months Ended
Dec. 31, 2017
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables

9. Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analysed as follows:

	December 31,
	2017	2016
Accrued interest	274	1,266
Accrued audit fees	-	64
Other accruals	996	1,065
Insurance deductibles	139	134
Other payables	46	80
Total	1,455	2,609

  Interest is normally settled quarterly throughout the year.
  Other payables are non-interest bearing.